United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.7%
		Aerospace/Defense—1.1%
$1,150,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$1,208,937
900,000		TransDigm, Inc., 5.50%, 10/15/2020	923,063
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	3,004,375
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	420,500
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,549,281
575,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	593,400
		TOTAL	8,699,556
		Automotive—3.2%
1,325,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,301,812
950,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	961,875
950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	983,250
1,575,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,693,125
425,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	421,281
1,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,833,125
3,800,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,735,400
900,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	898,146
775,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	802,125
2,375,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	2,303,750
2,175,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,294,625
2,375,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,493,750
1,475,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,511,875
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	612,000
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	253,125
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	245,000
350,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	338,625
1,925,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,021,250
350,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	344,313
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,251,031
		TOTAL	26,299,483
		Building Materials—1.8%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	452,625
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,361,750
2,200,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	2,277,000
150,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	154,875
800,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	857,504
1,050,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,110,375
850,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	899,937
675,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	714,285
850,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	881,875
1,800,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,953,000
1,000,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,041,250
2,950,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,097,500
		TOTAL	14,801,976
		Cable Satellite—7.1%
600,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	624,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	$536,813
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,519,375
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,671,125
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	438,813
1,700,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,763,750
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	485,688
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,170,000
325,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	329,875
1,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,612,875
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,377,312
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,380,375
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	927,000
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,099,875
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,089,375
925,000		DISH DBS Corp., 5.00%, 3/15/2023	922,688
5,100,000		DISH DBS Corp., 5.875%, 7/15/2022	5,380,500
250,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	282,500
2,225,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	739,813
1,500,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	476,250
250,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	195,000
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,522,937
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,476,390
3,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,321,687
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,823,063
2,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	3,040,875
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,177,126
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,509,219
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,828,250
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	997,500
400,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	392,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	950,000
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,881,000
1,625,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,677,812
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,849,844
1,900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,983,125
1,125,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,132,031
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	206,750
2,450,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,394,385
1,325,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,288,562
		TOTAL	58,476,308
		Chemicals—2.4%
1,200,000		Ashland, Inc., 4.75%, 8/15/2022	1,249,500
675,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	676,688
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,113,750
1,425,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,521,187
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,225,000
1,375,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,375,000
600,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	624,750
2,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	2,485,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$500,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	$536,250
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	610,500
5,300,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,366,250
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	922,031
		TOTAL	19,706,531
		Construction Machinery—0.4%
425,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	455,813
650,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	664,625
800,000		United Rentals, Inc., 4.625%, 7/15/2023	819,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	606,625
800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	819,000
		TOTAL	3,365,063
		Consumer Cyclical Services—1.3%
1,825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,706,375
1,875,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,753,125
3,550,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,545,563
1,750,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,833,125
850,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	898,875
900,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	915,750
		TOTAL	10,652,813
		Consumer Products—2.2%
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,543,625
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,736,250
2,225,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,336,250
2,600,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,691,000
1,575,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,661,625
125,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	125,313
1,550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,615,875
525,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	556,500
1,600,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,664,000
675,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	680,062
350,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	363,125
800,000		Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	841,504
		TOTAL	17,815,129
		Diversified Manufacturing—1.4%
3,250,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,392,187
1,200,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,200,000
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,947,188
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,548,750
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,997,187
1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,281,375
		TOTAL	11,366,687
		Financial Institutions—3.5%
1,225,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,272,591
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	387,188
1,300,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,350,375
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,329,156
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,242,188
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,458,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	$557,562
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,020,000
975,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,029,844
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,957,375
125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	129,531
4,025,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,262,113
575,000		International Lease Finance Corp., 4.625%, 4/15/2021	597,281
275,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	267,781
2,650,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,530,750
550,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	583,000
1,225,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,261,750
525,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	512,531
4,250,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,154,375
		TOTAL	28,903,797
		Food & Beverage—2.4%
850,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	860,098
4,500,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	3,802,500
778,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	795,019
225,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	232,594
1,400,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,447,250
1,300,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,289,437
350,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	353,500
875,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	903,438
2,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,112,000
475,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	498,156
1,325,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,477,375
2,450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,756,250
750,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	785,625
2,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,308,437
		TOTAL	19,621,679
		Gaming—3.8%
450,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	486,900
1,925,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,076,594
2,150,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,074,750
525,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	548,835
2,900,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,342,250
400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	446,000
975,000		MGM Resorts International, 6.00%, 3/15/2023	1,055,438
825,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	798,188
225,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	236,250
1,850,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	1,893,937
3,525,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	3,692,437
2,150,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,160,750
1,800,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,845,000
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,701,375
2,265,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,265,000
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,701,250
		TOTAL	31,324,954

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—9.9%
$925,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	$929,625
2,125,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,178,125
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,702,000
1,550,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,603,862
1,300,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,209,000
5,700,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,990,000
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	789,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	924,422
1,900,000		Emdeon, Inc., 11.00%, 12/31/2019	1,962,225
725,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	759,438
3,550,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,554,437
250,000		HCA, Inc., 4.50%, 2/15/2027	246,250
550,000		HCA, Inc., 4.75%, 5/1/2023	564,438
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,728,906
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,556,000
650,000		HCA, Inc., Bond, 5.875%, 3/15/2022	702,000
2,375,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,383,906
2,100,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,388,750
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,249,437
3,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,734,375
450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	456,750
1,500,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,560,938
600,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	589,200
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	542,063
4,675,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	4,932,592
1,300,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,374,750
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,830,750
2,175,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,169,562
3,650,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,723,000
2,625,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,723,437
1,575,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	1,795,500
400,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	397,000
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	773,438
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,505,375
1,500,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,485,000
2,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,100,000
1,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,345,812
475,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	496,375
2,575,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	2,922,625
		TOTAL	81,880,363
		Independent Energy—6.2%
2,300,000		Antero Resources Corp., 6.00%, 12/1/2020	2,369,115
1,800,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	1,769,418
1,400,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,436,750
475,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	491,625
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	412,000
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,541,875
1,575,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,707,694
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,154,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	$778,875
425,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	435,094
1,800,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,773,000
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	813,750
650,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	640,250
850,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	856,970
925,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	998,722
700,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	556,500
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	407,500
900,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	945,000
550,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	562,375
575,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	583,740
1,150,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,201,750
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	1,012,500
800,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	832,000
425,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	442,531
500,000		Legacy Reserves, 6.625%, 12/1/2021	344,974
750,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	785,625
2,975,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,484,125
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,390,500
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,714,781
400,000		PDC Energy, Inc., 7.75%, 10/15/2022	428,000
325,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	333,938
300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	317,190
475,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	478,990
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	579,313
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	613,812
1,050,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,115,625
400,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	403,000
1,425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,387,594
1,150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,141,375
2,075,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,142,436
250,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	266,250
1,350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,279,125
1,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	970,000
625,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	638,281
400,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	414,000
2,400,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,279,520
275,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	268,125
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	437,750
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	135,000
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	420,938
225,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	227,005
3,250,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,266,250
		TOTAL	50,987,118
		Industrial - Other—1.4%
875,000		Anixter, Inc., 5.50%, 3/1/2023	911,094
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,161,500
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,493,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$1,425,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	$1,490,906
3,350,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,165,750
1,425,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,425,000
		TOTAL	11,647,375
		Leisure—0.5%
775,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	794,375
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,526,625
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
650,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	653,250
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	280,500
900,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	945,000
		TOTAL	4,199,750
		Lodging—0.2%
1,000,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	975,000
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	431,375
		TOTAL	1,406,375
		Media Entertainment—6.3%
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,333,281
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,576,875
975,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,021,312
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,231,250
450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	475,875
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	829,125
2,250,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,311,875
2,475,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,685,375
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,185,700
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	152,063
625,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	606,250
1,675,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,666,625
400,000		Lamar Media Corp., 5.875%, 2/1/2022	413,000
1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,380,375
950,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,005,813
2,175,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,302,781
1,100,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	1,112,375
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,080,000
1,250,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,243,750
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	5,131,781
1,750,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,741,250
2,750,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,509,375
3,900,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,997,500
375,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	358,125
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	125,782
4,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,258,500
1,975,000	[1]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,893,531
3,325,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,387,344
500,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	500,000
275,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	277,063
		TOTAL	51,793,951

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—1.9%
$2,525,000		ArcelorMittal SA, 6.125%, 6/1/2025	$2,777,500
2,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,375,437
3,850,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,253,250
200,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	207,500
450,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	468,846
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	812,153
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	447,313
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,646,875
400,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	399,500
875,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	835,625
1,350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,319,625
1,300,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,501,500
		TOTAL	16,045,124
		Midstream—6.9%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	815,102
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	454,542
475,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	481,531
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,104,563
2,900,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,958,000
1,075,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,099,188
825,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	897,188
1,850,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	1,894,511
900,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	928,291
275,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	283,250
4,300,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,461,250
1,450,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,431,875
1,000,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	995,000
2,025,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	2,014,875
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	470,104
1,675,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	1,754,562
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,884,312
250,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	257,500
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,372,527
1,275,000		MPLX LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,295,383
950,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 6/1/2025	977,180
2,000,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	2,080,800
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	674,375
1,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,290,000
1,900,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	2,040,125
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,601,250
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	687,500
1,100,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	1,113,750
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,856,937
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,672,600
2,650,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,597,000
700,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	738,500
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	507,500
900,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	896,625
1,725,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,716,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	$1,101,875
175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	185,938
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,718,080
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,341,937
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	452,625
800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	860,000
1,975,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,142,875
950,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	947,625
		TOTAL	57,055,026
		Oil Field Services—0.7%
1,225,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	569,625
925,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	980,500
775,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	792,438
1,275,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,067,812
1,400,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,428,000
175,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	186,921
400,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	330,000
		TOTAL	5,355,296
		Packaging—5.3%
2,300,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	2,279,875
600,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	594,750
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	724,500
75,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	76,594
5,100,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,393,250
1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,520,687
1,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,150,312
4,700,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,911,500
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,478,500
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,913,750
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,339,906
900,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	939,938
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,373,937
4,125,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,259,062
925,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	984,547
1,049,050		Reynolds Group, 8.25%, 2/15/2021	1,083,454
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	958,500
1,075,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,108,594
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,806,875
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,371,375
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,570,250
		TOTAL	43,840,156
		Paper—0.5%
575,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	566,375
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,225,625
		TOTAL	3,792,000
		Pharmaceuticals—3.6%
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	342,000
1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,742,937
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	1,947,187

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,825,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	$2,938,000
1,325,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,331,625
6,300,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,756,750
1,875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,640,625
2,875,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,587,500
1,325,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,242,188
1,500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,170,000
1,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,617,375
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	320,875
4,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	3,189,875
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	411,250
2,925,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,223,000
		TOTAL	29,461,187
		Refining—0.8%
2,550,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	2,543,625
1,275,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	1,330,781
575,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	582,633
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,823,813
		TOTAL	6,280,852
		Restaurants—1.0%
4,350,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,556,625
925,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	955,063
925,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	946,969
1,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,856,937
		TOTAL	8,315,594
		Retailers—1.5%
4,825,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,933,562
525,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	515,813
2,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,655,469
750,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	534,375
575,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	594,406
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,642,937
375,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	391,875
		TOTAL	12,268,437
		Supermarkets—0.4%
1,575,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,563,188
1,775,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	1,854,875
		TOTAL	3,418,063
		Technology—10.7%
350,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	364,875
4,650,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,368,094
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,087,781
875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	878,281
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,003,625
1,225,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,304,625
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,077,500
475,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	505,391
3,075,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,414,314
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,061,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$625,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	$650,000
8,950,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,268,888
1,300,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,387,750
3,475,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	3,686,801
4,900,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,047,000
3,950,000		Infor US, Inc., 6.50%, 5/15/2022	4,127,750
450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	464,625
3,550,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,399,125
2,100,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,181,375
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	985,125
400,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	397,500
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	684,125
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	475,000
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,815,750
1,425,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,667,250
825,000		NCR Corp., 6.375%, 12/15/2023	888,938
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,455,994
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,050,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	735,875
3,075,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,165,328
2,150,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,119,362
700,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	724,500
500,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	526,250
1,975,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	2,197,187
1,800,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	1,917,000
1,750,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,822,188
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	361,155
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,921,875
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,124,719
775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	763,375
425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	446,250
3,375,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,813,750
1,325,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,166,000
775,000		Verisign, Inc., 4.625%, 5/1/2023	790,500
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	924,750
500,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	512,500
3,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,523,312
		TOTAL	88,255,233
		Transportation Services—0.9%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	493,125
775,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	725,594
2,450,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,459,187
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,167,750
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,007,063
925,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	812,844
		TOTAL	7,665,563
		Utility - Electric—2.0%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,462,000
950,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	995,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,250,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	$2,351,250
50,205	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	50,456
2,775,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,712,562
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,410,500
850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	807,500
1,150,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	1,150,000
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	1,551,688
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	572,000
		TOTAL	16,063,081
		Wireless Communications—5.0%
2,600,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	2,782,000
1,475,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,554,282
4,875,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	4,206,979
400,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	423,000
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	288,063
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,862,812
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,313
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,158,750
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,866,187
2,900,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	2,972,500
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,390,750
1,575,000		Sprint Corp., 7.125%, 6/15/2024	1,626,187
3,425,000		Sprint Corp., 7.875%, 9/15/2023	3,664,750
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,211,813
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,440,937
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,408,750
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,709,375
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	370,563
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	508,844
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,827,500
975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,056,656
		TOTAL	41,383,011
		Wireline Communications—0.4%
400,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	412,000
525,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	521,063
400,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	405,000
2,250,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,300,625
		TOTAL	3,638,688
		TOTAL CORPORATE BONDS (IDENTIFIED COST $792,516,627)	795,786,219
		COMMON STOCKS—0.0%
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $334,619)	0

Principal Amount or Shares			Value
		INVESTMENT COMPANY—1.8%
14,973,432	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[8] (IDENTIFIED COST $14,974,018)	$14,974,930
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $807,825,264)[9]	810,761,149
		OTHER ASSETS AND LIABILITIES - NET—1.5%[10]	12,461,444
		TOTAL NET ASSETS—100%	$823,222,593
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $440,036,455, which represented 53.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2016, these liquid restricted securities amounted to $435,583,093, which represented 52.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$58,618	$50,456
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1/29/2014 –3/6/2014	$2,799,375	$2,509,375
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	3/24/2015	$1,975,000	$1,893,531
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
Transactions involving the affiliated holding during the period ended December 31, 2016.
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	12,474,803
Purchases/Additions	147,544,435
Sales/Reductions	(145,045,806)
Balance of Shares Held 12/31/2016	14,973,432
Value	$14,974,930
Dividend Income	$19,022
8	7-day net yield.
9	At December 31, 2016, the cost of investments for federal tax purposes was $807,825,264. The net unrealized appreciation of investments for federal tax purposes was $2,935,885. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,304,911 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,369,026.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$795,786,219	$0	$795,786,219
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Investment Company	14,974,930	—	—	14,974,930
TOTAL SECURITIES	$14,974,930	$795,786,219	$0	$810,761,149
The following acronym is used throughout this portfolio:
MTN—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017